Loans Receivable and Allowance for Loan Losses (Impaired Loans Acquired in North Penn Acquisition) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accretable discount	$ 8	$ 20	$ 76	$ 171
North Penn Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid principal balance					1,936
Interest					1,669
Contractual cash flows					3,605
Non-accretable discount					(1,724)
Expected cash flows					1,881
Accretable discount					(329)
Estimated fair value					$ 1,552